Securitizations and Variable Interest Entities, Secured Borrowing and Consolidated Variable Interest Entity (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Variable Interest Entity [Line Items]
Consolidated assets	$ 1,422,968	[1]	$ 1,313,867	[1]
Third party liabilities	(1,264,057)	[2]	(1,172,180)	[2]
Noncontrolling interests	(1,357)		(1,446)
VIEs that we consolidate [Member]
Variable Interest Entity [Line Items]
Total VIE assets	16,054		19,966
Consolidated assets	14,625		18,215
Third party liabilities	(6,443)		(9,520)
Noncontrolling interests	(48)		(61)
Net assets	8,134		8,634
VIEs that we consolidate [Member] | Variable Interest Entity Consolidated Carrying Amount [Member]
Variable Interest Entity [Line Items]
Consolidated assets	14,625		18,215
Third party liabilities	(6,443)		(9,520)
Noncontrolling interests	(48)		(61)
Net assets	8,134		8,634
VIEs that we consolidate [Member] | Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	8,633		11,375
VIEs that we consolidate [Member] | Nonconforming Residential Mortgage Backed Securities [Member] | Variable Interest Entity Consolidated Carrying Amount [Member]
Variable Interest Entity [Line Items]
Consolidated assets	7,707		10,244
Third party liabilities	(2,933)		(4,514)
Noncontrolling interests	0		0
Net assets	4,774		5,730
VIEs that we consolidate [Member] | Multi-seller commercial paper conduit [Member]
Variable Interest Entity [Line Items]
Total VIE assets	2,059		2,860
VIEs that we consolidate [Member] | Multi-seller commercial paper conduit [Member] | Variable Interest Entity Consolidated Carrying Amount [Member]
Variable Interest Entity [Line Items]
Consolidated assets	2,036		2,860
Third party liabilities	(2,053)		(2,935)
Noncontrolling interests	0		0
Net assets	(17)		(75)
VIEs that we consolidate [Member] | Auto loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	0		163
VIEs that we consolidate [Member] | Auto loan securitizations [Member] | Variable Interest Entity Consolidated Carrying Amount [Member]
Variable Interest Entity [Line Items]
Consolidated assets	0		163
Third party liabilities	0		(143)
Noncontrolling interests	0		0
Net assets	0		20
VIEs that we consolidate [Member] | Structured Asset Finance [Member]
Variable Interest Entity [Line Items]
Total VIE assets	71		124
VIEs that we consolidate [Member] | Structured Asset Finance [Member] | Variable Interest Entity Consolidated Carrying Amount [Member]
Variable Interest Entity [Line Items]
Consolidated assets	71		124
Third party liabilities	(17)		(16)
Noncontrolling interests	0		0
Net assets	54		108
VIEs that we consolidate [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,837		2,012
VIEs that we consolidate [Member] | Investment funds [Member] | Variable Interest Entity Consolidated Carrying Amount [Member]
Variable Interest Entity [Line Items]
Consolidated assets	1,837		2,012
Third party liabilities	(2)		(22)
Noncontrolling interests	0		0
Net assets	1,835		1,990
VIEs that we consolidate [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	3,454		3,432
VIEs that we consolidate [Member] | Other securitizations and transactions [Member] | Variable Interest Entity Consolidated Carrying Amount [Member]
Variable Interest Entity [Line Items]
Consolidated assets	2,974		2,812
Third party liabilities	(1,438)		(1,890)
Noncontrolling interests	(48)		(61)
Net assets	1,488		861
Secured Borrowings [Member]
Variable Interest Entity [Line Items]
Total VIE assets	23,514		21,041
Secured Borrowings [Member] | Variable Interest Entity Consolidated Carrying Amount [Member]
Variable Interest Entity [Line Items]
Consolidated assets	22,345		19,030
Third party liabilities	(19,768)		(17,489)
Noncontrolling interests	0		0
Net assets	2,577		1,541
Secured Borrowings [Member] | Commercial Real Estate Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	975		1,168
Secured Borrowings [Member] | Commercial Real Estate Loans [Member] | Variable Interest Entity Consolidated Carrying Amount [Member]
Variable Interest Entity [Line Items]
Consolidated assets	975		1,168
Third party liabilities	(696)		(1,041)
Noncontrolling interests	0		0
Net assets	279		127
Secured Borrowings [Member] | Municipal tender option bond securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	16,782		14,168
Secured Borrowings [Member] | Municipal tender option bond securitizations [Member] | Variable Interest Entity Consolidated Carrying Amount [Member]
Variable Interest Entity [Line Items]
Consolidated assets	15,130		11,748
Third party liabilities	(13,248)		(10,689)
Noncontrolling interests	0		0
Net assets	1,882		1,059
Secured Borrowings [Member] | Residental mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	5,757		5,705
Secured Borrowings [Member] | Residental mortgage securitizations [Member] | Variable Interest Entity Consolidated Carrying Amount [Member]
Variable Interest Entity [Line Items]
Consolidated assets	6,240		6,114
Third party liabilities	(5,824)		(5,759)
Noncontrolling interests	0		0
Net assets	416		355
Secured Borrowings And Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Total VIE assets	39,568		41,007
Secured Borrowings And Variable Interest Entity [Member] | Variable Interest Entity Consolidated Carrying Amount [Member]
Variable Interest Entity [Line Items]
Consolidated assets	36,970		37,245
Third party liabilities	(26,211)		(27,009)
Noncontrolling interests	(48)		(61)
Net assets	$ 10,711		$ 10,175

[1]	Our consolidated assets at December 31, 2012 and December 31, 2011, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $260 million and $321 million; Trading assets, $114 million and $293 million; Securities available for sale, $2.8 billion and $3.3 billion; Mortgages held for sale, $469 million and $444 million; Net loans, $10.6 billion and $12.0 billion; Other assets, $457 million and $1.9 billion, and Total assets, $14.6 billion and $18.2 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2012 and December 31, 2011, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $0 and $24 million; Accrued expenses and other liabilities, $134 million and $175 million; Long-term debt, $3.5 billion and $4.9 billion; and Total liabilities, $3.6 billion and $5.1 billion, respectively.